Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating losses	$ 743,120	$ 282,004
Operating lease		13,780
Property, equipment and others		11,503
Gross deferred tax assets	743,120	307,287
Operating lease	(6,565)
Property, equipment and others	(10,262)
Gross deferred tax liabilities	(16,827)
Gross deferred tax assets, net of gross deferred tax liabilities	726,293	307,287
Less: valuation allowance	(726,293)	(307,287)
Deferred tax assets, net of valuation allowance